Property, Plant, and Equipment, net (Schedule of Property, Plant, and Equipment) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	$ 89,070	$ 83,943	$ 62,368
Less accumulated depreciation and amortization	(36,688)	(34,610)	(28,154)
Property, plant, and equipment, net	52,382	49,333	34,214
Buildings
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	9,142	9,142	9,142
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	23,762	20,048	16,570
Aircraft
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	320	320	320
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	34,000	33,608	22,114
IT software and equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	17,282	17,151	13,602
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	$ 4,564	$ 3,674	$ 620